Share-Based Payments (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 08, 2023 USD ($) shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Share-Based Payments (Details) [Line Items]
Unrecognized share-based compensation expense (in Dollars) | $		$ 27,345,000	$ 2,352	$ 9,312
Weighted average period			3 years	1 year
Weighted average period		3 years
Restricted Share Units [Member]
Share-Based Payments (Details) [Line Items]
Unrecognized share-based compensation expense (in Dollars) | $		$ 5,201	$ 5,188
Weighted average period			3 years
Unvested shares
Weighted average period		3 years
Baker Hughes Energy Services LLC [Member]
Share-Based Payments (Details) [Line Items]
Expected discount issued (in Dollars) | $	$ 17,500	$ 17,500
Incurred inception losses (in Dollars) | $	$ 2,971	3,832
Common Class A [Member]
Share-Based Payments (Details) [Line Items]
Unrecognized share-based compensation expense (in Dollars) | $		$ 1,639
Common Class A [Member] | Baker Hughes Energy Services LLC [Member]
Share-Based Payments (Details) [Line Items]
Converted units	1,500,265	1,500,265
Common Class B [Member] | Baker Hughes Energy Services LLC [Member]
Share-Based Payments (Details) [Line Items]
Converted units		1,500,265
Omnibus Incentive Plan [Member] | Restricted Share Units [Member]
Share-Based Payments (Details) [Line Items]
Authorized issuance shares		504,421	443,221
Grant date period		3 years
Omnibus Incentive Plan [Member] | Common Class A [Member]
Share-Based Payments (Details) [Line Items]
Common Stock for issuance as equity awards			20,468,545
Aggregate number of shares outstanding			0.05
Joint Development Agreements [Member] | Baker Hughes Energy Services LLC [Member]
Share-Based Payments (Details) [Line Items]
Additional shares		47,000
Membership interests shares	47,000
OpCo [Member]
Share-Based Payments (Details) [Line Items]
Vesting shares	30,000
Compensation cost (in Dollars) | $	$ 1,624
Unvested shares	30,000
OpCo [Member] | Common Class A [Member]
Share-Based Payments (Details) [Line Items]
Additional shares	451,356
Number of shares	324,568